GE RSP U.S. Equity Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.5% †
Aerospace & Defense – 1.2%
Hexcel Corp.	204,331	$16,781,705
Raytheon Co.	142,876	28,030,842
The Boeing Co.	51,957	19,768,080
		64,580,627
Air Freight & Logistics – 0.4%
FedEx Corp.	37,481	5,456,109
United Parcel Service Inc., Class B	136,921	16,405,874
		21,861,983
Airlines – 0.2%
Alaska Air Group Inc.	131,098	8,509,571
JetBlue Airways Corp.	193,550	3,241,963	(a)
		11,751,534
Application Software – 2.0%
Adobe Inc.	73,260	20,238,075	(a)
Intuit Inc.	51,671	13,741,386
salesforce.com Inc.	472,847	70,189,408	(a)
		104,168,869
Asset Management & Custody Banks – 0.4%
The Blackstone Group Inc., Class A	378,882	18,504,597
Auto Parts & Equipment – 0.3%
Aptiv PLC	202,264	17,681,919
Automotive Retail – 0.5%
O’Reilly Automotive Inc.	67,548	26,918,553	(a)
Biotechnology – 3.2%
Alexion Pharmaceuticals Inc.	208,742	20,444,192	(a)
BioMarin Pharmaceutical Inc.	242,331	16,333,109	(a)
Gilead Sciences Inc.	1,564,469	99,156,045
Vertex Pharmaceuticals Inc.	177,078	30,000,555	(a)
		165,933,901
Building Products – 0.2%
Allegion PLC	94,198	9,763,623
Cable & Satellite – 1.9%
Charter Communications Inc., Class A	143,066	58,960,360	(a)
Comcast Corp., Class A	933,720	42,092,097
		101,052,457
Commodity Chemicals – 0.1%
Dow Inc.	125,804	5,994,561	(a)
Communications Equipment – 0.7%
Cisco Systems Inc.	740,078	36,567,254
Construction Materials – 0.1%
Vulcan Materials Co.	35,778	5,411,065
Data Processing & Outsourced Services – 4.0%
Fidelity National Information Services Inc.	86,212	11,445,505
Mastercard Inc., Class A	189,507	51,464,416
Visa Inc., Class A	837,713	144,095,013
		207,004,934
Diversified Banks – 3.2%
JPMorgan Chase & Co.	1,411,681	166,140,737
Electric Utilities – 1.6%
American Electric Power Company Inc.	170,102	15,936,856
Duke Energy Corp.	70,171	6,726,592
Edison International	88,994	6,711,928
Exelon Corp.	372,329	17,987,214
NextEra Energy Inc.	150,714	35,114,855
		82,477,445
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	348,017	23,268,417
Electronic Components – 2.6%
Amphenol Corp., Class A	644,087	62,154,396
Corning Inc.	2,552,735	72,804,002
		134,958,398

	Number of Shares	Fair Value
Environmental & Facilities Services – 0.6%
Republic Services Inc.	120,563	$10,434,728
Waste Management Inc.	180,125	20,714,375
		31,149,103
Fertilizers & Agricultural Chemicals – 0.2%
Corteva Inc.	315,453	8,832,684	(a)
Financial Exchanges & Data – 3.6%
CME Group Inc.	393,135	83,085,151
MSCI Inc.	72,625	15,814,094
S&P Global Inc.	312,497	76,555,515
Tradeweb Markets Inc., Class A	327,517	12,111,578
		187,566,338
Footwear – 0.8%
NIKE Inc., Class B	426,480	40,055,002
General Merchandise Stores – 0.4%
Dollar Tree Inc.	182,538	20,838,538	(a)
Gold – 0.1%
Newmont Goldcorp Corp.	157,319	5,965,536
Healthcare Equipment – 2.5%
ABIOMED Inc.	78,166	13,904,950	(a)
Becton Dickinson and Co.	93,296	23,600,156
Boston Scientific Corp.	1,450,189	59,008,191	(a)
Medtronic PLC	297,736	32,340,084
		128,853,381
Healthcare Services – 1.0%
Cigna Corp.	201,923	30,649,892	(a)
DaVita Inc.	96,028	5,480,318	(a)
Quest Diagnostics Inc.	157,240	16,829,397
		52,959,607
Home Improvement Retail – 0.6%
The Home Depot Inc.	139,994	32,481,408
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	113,629	14,132,039
Household Products – 1.2%
The Procter & Gamble Co.	485,006	60,325,046
Hypermarkets & Super Centers – 0.4%
Walmart Inc.	158,472	18,807,457
Industrial Conglomerates – 1.3%
Honeywell International Inc.	240,390	40,673,988
Roper Technologies Inc.	73,059	26,052,839
		66,726,827
Industrial Gases – 0.6%
Air Products & Chemicals Inc.	101,237	22,460,441
Linde PLC	33,866	6,560,521
		29,020,962
Industrial Machinery – 2.4%
Ingersoll-Rand PLC	576,496	71,030,072
Xylem Inc.	706,542	56,254,874
		127,284,946
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	174,571	17,465,829
Integrated Oil & Gas – 2.6%
Chevron Corp.	770,821	91,419,370
Exxon Mobil Corp.	629,611	44,456,833
		135,876,203
Integrated Telecommunication Services – 0.7%
AT&T Inc.	331,997	12,562,767
Verizon Communications Inc.	426,814	25,762,493
		38,325,260
Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	138,730	7,341,592
Electronic Arts Inc.	69,954	6,842,900	(a)
		14,184,492
Interactive Media & Services – 6.0%
Alphabet Inc., Class A	118,463	144,659,908	(a)

GE RSP U.S. Equity Fund

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Alphabet Inc., Class C	61,403	$74,850,257	(a)
Facebook Inc., Class A	542,838	96,668,591	(a)
		316,178,756
Internet & Direct Marketing Retail – 4.4%
Amazon.com Inc.	112,550	195,376,671	(a)
Booking Holdings Inc.	18,066	35,456,512	(a)
		230,833,183
Investment Banking & Brokerage – 0.1%
The Charles Schwab Corp.	186,476	7,800,291
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	89,867	17,285,917
International Business Machines Corp.	135,540	19,710,227
		36,996,144
Life & Health Insurance – 0.3%
Prudential Financial Inc.	164,555	14,801,722
Life Sciences Tools & Services – 0.8%
Illumina Inc.	85,194	25,917,718	(a)
IQVIA Holdings Inc.	75,405	11,263,999	(a)
Thermo Fisher Scientific Inc.	23,614	6,878,050
		44,059,767
Managed Healthcare – 2.0%
Humana Inc.	61,304	15,673,594
UnitedHealth Group Inc.	410,731	89,260,061
		104,933,655
Movies & Entertainment – 2.2%
Netflix Inc.	84,208	22,535,745	(a)
The Walt Disney Co.	698,328	91,006,105
		113,541,850
Multi-Line Insurance – 0.5%
American International Group Inc.	268,606	14,961,354
The Hartford Financial Services Group Inc.	209,974	12,726,524
		27,687,878
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	292,373	60,819,431	(a)
Multi-Utilities – 1.9%
CMS Energy Corp.	131,177	8,388,769
Dominion Energy Inc.	146,869	11,902,264
Sempra Energy	543,611	80,242,420
		100,533,453
Oil & Gas Equipment & Services – 0.9%
Schlumberger Ltd.	1,350,834	46,157,998
Oil & Gas Exploration & Production – 0.8%
Concho Resources Inc.	25,476	1,729,820
ConocoPhillips	282,869	16,117,876
Diamondback Energy Inc.	182,304	16,390,953
EOG Resources Inc.	99,878	7,412,945
		41,651,594
Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	276,155	16,776,416
Packaged Foods & Meats – 1.7%
Mondelez International Inc., Class A	1,567,298	86,702,925
Personal Products – 0.8%
The Estee Lauder Companies Inc., Class A	204,252	40,635,935
Pharmaceuticals – 5.9%
Allergan PLC	634,207	106,730,696
Bristol-Myers Squibb Co.	601,295	30,491,669
Elanco Animal Health Inc.	711,418	18,916,605	(a)

	Number of Shares	Fair Value
Merck & Company Inc.	1,551,389	$130,595,926
Mylan N.V.	1,047,582	20,721,172	(a)
		307,456,068
Property & Casualty Insurance – 0.6%
Chubb Ltd.	140,681	22,711,541
The Progressive Corp.	106,812	8,251,227
		30,962,768
Railroads – 0.5%
Union Pacific Corp.	163,883	26,545,768
Regional Banks – 2.4%
First Republic Bank	834,403	80,686,770
Regions Financial Corp.	1,320,482	20,890,025
SVB Financial Group	114,692	23,964,894	(a)
		125,541,689
Restaurants – 1.1%
McDonald’s Corp.	270,399	58,057,369
Semiconductor Equipment – 2.7%
Applied Materials Inc.	1,988,584	99,230,342
ASML Holding N.V.	144,991	36,018,664
Lam Research Corp.	34,180	7,899,340
		143,148,346
Semiconductors – 1.7%
Broadcom Inc.	76,846	21,214,875
Intel Corp.	481,209	24,796,700
NVIDIA Corp.	188,342	32,784,692
QUALCOMM Inc.	159,893	12,196,638
		90,992,905
Soft Drinks – 2.0%
PepsiCo Inc.	764,126	104,761,675
Specialized REITs – 0.5%
American Tower Corp.	127,067	28,098,326
Specialty Chemicals – 0.7%
Albemarle Corp.	78,073	5,427,635
DuPont de Nemours Inc.	214,554	15,299,846
PPG Industries Inc.	117,003	13,866,025
		34,593,506
Specialty Stores – 0.3%
Ulta Salon Cosmetics & Fragrance Inc.	60,382	15,134,748	(a)
Systems Software – 6.1%
Microsoft Corp.	1,943,424	270,194,239
Oracle Corp.	620,885	34,167,301
ServiceNow Inc.	64,346	16,334,232	(a)
		320,695,772
Technology Hardware, Storage & Peripherals – 4.1%
Apple Inc.	961,715	215,395,309
Tobacco – 0.5%
Philip Morris International Inc.	338,502	25,702,457
Trading Companies & Distributors – 1.3%
United Rentals Inc.	532,097	66,320,570	(a)
Trucking – 0.4%
Lyft Inc., Class A	458,208	18,713,215	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	145,467	11,458,436	(a)
Total Common Stock (Cost $3,888,315,186)		5,148,581,457
Total Investments (Cost $3,888,315,186)		5,148,581,457
Other Assets and Liabilities, net – 1.5%		76,966,501

NET ASSETS – 100.0%		$5,225,547,958

GE RSP U.S. Equity Fund

Schedule of Investments	September 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,148,581,457	$—	$—	$5,148,581,457

	Total Investments in Securities	$5,148,581,457	$—	$—	$5,148,581,457

GE RSP U.S. Equity Fund

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

As of September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$3,908,566,312	$1,431,084,097	$191,068,952	$1,240,015,145